ACQUIRED INTANGIBLE ASSETS, NET (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)
Amortization of Intangible Assets	¥ 5,944		¥ 6,153	¥ 6,637
Impairment of Intangible Assets (Excluding Goodwill)	¥ 1,433	$ 208	¥ 0	¥ 0
Maximum [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	20 years	20 years
Minimum [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	3 years	3 years